Document and Entity Information	12 Months Ended
Oct. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	May 31, 2012
Registrant Name	JOHN HANCOCK TAX-EXEMPT SERIES FUND
Central Index Key	0000811921
Amendment Flag	false
Document Creation Date	Dec 14, 2012
Document Effective Date	Dec 14, 2012
Prospectus Date	Oct 1, 2012

John Hancock New York Tax-Free Income Fund (the "fund")
Supplement dated 12-14-2012 to the current Prospectus

In the "Fund Summary" section, under the "Past performance" subsection, the following benchmark index descriptions are added and the "Average annual total returns" table is amended and restated as follows:

Barclays New York Municipal Bond Index is an unmanaged index composed of New York investment grade municipal bonds.

Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

Average annual total returns (%)	1 Year	5 Year	10 Year

as of 12-31-11

Class A before tax	4.65	3.26	4.15

After tax on distributions	4.64	3.26	4.15

After tax on distributions, with sale	4.48	3.37	4.16

Class B before tax	3.67	3.14	4.05

Class C before tax	7.68	3.49	3.90

Barclays New York Municipal Bond Index*	9.79	5.26	5.35

Barclays Municipal Bond Index*	10.70	5.22	5.38

*	Prior to December 14, 2012, the fund compared its performance solely to the Barclays Municipal Bond Index. After this date, the fund added the Barclays New York Municipal Bond Index as the primary benchmark index and retained the Barclays Municipal Bond Index as the secondary benchmark index to which the fund compares its performance to better reflect the universe of investment opportunities based on the fund's investment strategy.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK TAX-EXEMPT SERIES FUND
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Supplement [Text Block]	jhtesf1_SupplementTextBlock
John Hancock New York Tax-Free Income Fund (the "fund")
Supplement dated 12-14-2012 to the current Prospectus

In the "Fund Summary" section, under the "Past performance" subsection, the following benchmark index descriptions are added and the "Average annual total returns" table is amended and restated as follows:

Barclays New York Municipal Bond Index is an unmanaged index composed of New York investment grade municipal bonds.

Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

Average annual total returns (%)	1 Year	5 Year	10 Year

as of 12-31-11

Class A before tax	4.65	3.26	4.15

After tax on distributions	4.64	3.26	4.15

After tax on distributions, with sale	4.48	3.37	4.16

Class B before tax	3.67	3.14	4.05

Class C before tax	7.68	3.49	3.90

Barclays New York Municipal Bond Index*	9.79	5.26	5.35

Barclays Municipal Bond Index*	10.70	5.22	5.38

*	Prior to December 14, 2012, the fund compared its performance solely to the Barclays Municipal Bond Index. After this date, the fund added the Barclays New York Municipal Bond Index as the primary benchmark index and retained the Barclays Municipal Bond Index as the secondary benchmark index to which the fund compares its performance to better reflect the universe of investment opportunities based on the fund's investment strategy.

John Hancock New York Tax-Free Income Fund | Prospectus Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhtesf1_SupplementTextBlock
John Hancock New York Tax-Free Income Fund (the "fund")
Supplement dated 12-14-2012 to the current Prospectus

In the "Fund Summary" section, under the "Past performance" subsection, the following benchmark index descriptions are added and the "Average annual total returns" table is amended and restated as follows:

Barclays New York Municipal Bond Index is an unmanaged index composed of New York investment grade municipal bonds.

Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

Average annual total returns (%)	1 Year	5 Year	10 Year

as of 12-31-11

Class A before tax	4.65	3.26	4.15

After tax on distributions	4.64	3.26	4.15

After tax on distributions, with sale	4.48	3.37	4.16

Class B before tax	3.67	3.14	4.05

Class C before tax	7.68	3.49	3.90

Barclays New York Municipal Bond Index*	9.79	5.26	5.35

Barclays Municipal Bond Index*	10.70	5.22	5.38

*	Prior to December 14, 2012, the fund compared its performance solely to the Barclays Municipal Bond Index. After this date, the fund added the Barclays New York Municipal Bond Index as the primary benchmark index and retained the Barclays Municipal Bond Index as the secondary benchmark index to which the fund compares its performance to better reflect the universe of investment opportunities based on the fund's investment strategy.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Barclays New York Municipal Bond Index is an unmanaged index composed of New York investment grade municipal bonds.
		Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-11
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Prior to December 14, 2012, the fund compared its performance solely to the Barclays Municipal Bond Index. After this date, the fund added the Barclays New York Municipal Bond Index as the primary benchmark index and retained the Barclays Municipal Bond Index as the secondary benchmark index to which the fund compares its performance to better reflect the universe of investment opportunities based on the fund’s investment strategy.
John Hancock New York Tax-Free Income Fund | Prospectus Class A, B and C Shares | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.65%
5 Year	rr_AverageAnnualReturnYear05	3.26%
10 Year	rr_AverageAnnualReturnYear10	4.15%
John Hancock New York Tax-Free Income Fund | Prospectus Class A, B and C Shares | before tax | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.67%
5 Year	rr_AverageAnnualReturnYear05	3.14%
10 Year	rr_AverageAnnualReturnYear10	4.05%
John Hancock New York Tax-Free Income Fund | Prospectus Class A, B and C Shares | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.68%
5 Year	rr_AverageAnnualReturnYear05	3.49%
10 Year	rr_AverageAnnualReturnYear10	3.90%
John Hancock New York Tax-Free Income Fund | Prospectus Class A, B and C Shares | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.64%
5 Year	rr_AverageAnnualReturnYear05	3.26%
10 Year	rr_AverageAnnualReturnYear10	4.15%
John Hancock New York Tax-Free Income Fund | Prospectus Class A, B and C Shares | After tax on distributions, with Sale | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.48%
5 Year	rr_AverageAnnualReturnYear05	3.37%
10 Year	rr_AverageAnnualReturnYear10	4.16%
John Hancock New York Tax-Free Income Fund | Prospectus Class A, B and C Shares | Barclays New York Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.79%	[1]
5 Year	rr_AverageAnnualReturnYear05	5.26%	[1]
10 Year	rr_AverageAnnualReturnYear10	5.35%	[1]
John Hancock New York Tax-Free Income Fund | Prospectus Class A, B and C Shares | Barclays Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.70%	[1]
5 Year	rr_AverageAnnualReturnYear05	5.22%	[1]
10 Year	rr_AverageAnnualReturnYear10	5.38%	[1]

[1]	Prior to December 14, 2012, the fund compared its performance solely to the Barclays Municipal Bond Index. After this date, the fund added the Barclays New York Municipal Bond Index as the primary benchmark index and retained the Barclays Municipal Bond Index as the secondary benchmark index to which the fund compares its performance to better reflect the universe of investment opportunities based on the fund's investment strategy.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK TAX-EXEMPT SERIES FUND
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Document Creation Date	dei_DocumentCreationDate	Dec 14, 2012